Financial instruments (Details 3) - Dec. 31, 2022 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	$ 5,238,854	R$ 27,334,769
Later than four years and not later than five years [member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	288,854	1,507,154
Later than five years and not later than ten years [member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	800,000	4,174,160
Later than five years and not later than seven years [member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	1,250,000	6,522,125
Later Than Eight Years And Not Later Than Nine Years [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	500,000	2,608,850
Later than seven years and not later than ten years [member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	800,000	4,174,160
Later Than Ten Years 1 [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	800,000	4,174,160
Later than ten years and not later than fifteen years [member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Financial liability maturities nominal value	$ 800,000	R$ 4,174,160